UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2012

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Corporate Bonds 53.0%				$1,761,362,127

(Cost $1,663,924,850)

Consumer Discretionary 10.5%				349,364,104

Auto Components 1.3%
Allison Transmission, Inc. (S)	7.125	05/15/19	9,545,000	10,093,838
Hyva Global BV (S)	8.625	03/24/16	3,490,000	3,001,400
Lear Corp.	8.125	03/15/20	4,050,000	4,556,250
Tenneco, Inc.	6.875	12/15/20	3,185,000	3,471,650
The Goodyear Tire & Rubber Company	7.000	05/15/22	16,115,000	16,759,600
The Goodyear Tire & Rubber Company	8.750	08/15/20	2,495,000	2,781,925
TRW Automotive, Inc. (S)	8.875	12/01/17	1,090,000	1,212,625

Automobiles 0.7%
Chrysler Group LLC	8.250	06/15/21	2,600,000	2,743,000
Ford Motor Company	6.625	10/01/28	7,018,000	7,848,047
Ford Motor Company	7.450	07/16/31	3,662,000	4,522,570
Ford Motor Credit Company LLC	4.250	02/03/17	7,065,000	7,394,102

Food Products 0.1%
Simmons Foods, Inc. (S)	10.500	11/01/17	5,660,000	4,895,900

Hotels, Restaurants & Leisure 1.2%
Ameristar Casinos, Inc.	7.500	04/15/21	2,115,000	2,268,338
Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07/13/16	10,025,000	5,210,294
CCM Merger, Inc. (S)	9.125	05/01/19	8,555,000	8,597,775
Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06/15/15	3,455,000	2,159
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	1,639,000	1,507,880
MGM Resorts International	6.625	07/15/15	16,860,000	17,576,550
MGM Resorts International (S)	8.625	02/01/19	3,375,000	3,594,375
Waterford Gaming LLC (S)	8.625	09/15/14	4,315,666	2,549,972

Household Durables 0.6%
Beazer Homes USA, Inc. (S)	6.625	04/15/18	1,605,000	1,641,113
Beazer Homes USA, Inc.	8.125	06/15/16	5,400,000	5,508,000
Beazer Homes USA, Inc.	9.125	05/15/19	1,945,000	1,901,238
Corp. GEO SAB de CV (S)	8.875	03/27/22	1,400,000	1,393,000
Meritage Homes Corp.	7.000	04/01/22	3,160,000	3,318,000
Standard Pacific Corp.	8.375	05/15/18	3,025,000	3,388,000
Standard Pacific Corp.	8.375	01/15/21	1,835,000	2,046,025

Media 5.1%
AMC Entertainment, Inc.	8.750	06/01/19	8,710,000	9,537,450
AMC Entertainment, Inc.	9.750	12/01/20	8,555,000	9,453,275
Cablevision Systems Corp.	8.000	04/15/20	6,700,000	7,420,250
Cablevision Systems Corp.	8.625	09/15/17	4,905,000	5,616,225
CCO Holdings LLC	7.000	01/15/19	13,570,000	14,757,375
Cinemark USA, Inc.	7.375	06/15/21	3,950,000	4,414,125
Cinemark USA, Inc.	8.625	06/15/19	1,435,000	1,607,200
Clear Channel Communications, Inc.	9.000	03/01/21	2,980,000	2,555,350
Clear Channel Communications, Inc.	10.750	08/01/16	12,425,000	7,827,750
Clear Channel Communications, Inc., PIK	11.000	08/01/16	15,074,084	9,345,932
Comcast Corp.	4.950	06/15/16	1,800,000	2,048,152
DISH DBS Corp. (S)	4.625	07/15/17	1,670,000	1,686,700
DISH DBS Corp. (S)	5.875	07/15/22	1,940,000	1,954,550
DISH DBS Corp.	7.875	09/01/19	18,000,000	20,677,500
Ono Finance II PLC (S)	10.875	07/15/19	750,000	600,000
Quebecor Media, Inc. (CAD) (D)(S)	7.375	01/15/21	1,310,000	1,408,674

1

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Regal Entertainment Group	9.125	08/15/18	1,445,000	$1,611,175
Shaw Communications, Inc. (CAD) (D)	5.500	12/07/20	3,155,000	3,498,777
Shaw Communications, Inc. (CAD) (D)	5.700	03/02/17	2,325,000	2,607,019
Shaw Communications, Inc. (CAD) (D)	6.100	11/16/12	9,000,000	9,202,688
Shaw Communications, Inc. (CAD) (D)	6.500	06/02/14	3,055,000	3,322,210
Sirius XM Radio, Inc. (S)	5.250	08/15/22	3,175,000	3,175,000
Univision Communications, Inc. (S)	6.750	09/15/22	9,545,000	9,580,794
Videotron Ltee (CAD) (D)(S)	7.125	01/15/20	4,670,000	5,115,373
Virgin Media Secured Finance PLC	5.250	01/15/21	2,210,000	2,539,347
WMG Acquisition Corp.	11.500	10/01/18	8,725,000	9,575,688
XM Satellite Radio, Inc. (S)	7.625	11/01/18	17,740,000	19,602,700

Multiline Retail 0.4%
Macy's Retail Holdings, Inc.	7.875	08/15/36	6,800,000	7,329,360
Michaels Stores, Inc.	11.375	11/01/16	6,265,000	6,586,144

Specialty Retail 0.7%
Automotores Gildemeister SA (S)	8.250	05/24/21	7,600,000	8,208,000
Empire Today LLC (S)	11.375	02/01/17	3,185,000	3,336,288
Gymboree Corp.	9.125	12/01/18	1,535,000	1,458,250
Hillman Group, Inc.	10.875	06/01/18	3,170,000	3,415,675
Toys R Us Property Company II LLC	8.500	12/01/17	1,575,000	1,704,938
Toys R Us, Inc. (S)	10.375	08/15/17	3,445,000	3,449,306

Textiles, Apparel & Luxury Goods 0.4%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	8,545,000	9,207,238
PVH Corp.	7.375	05/15/20	3,700,000	4,144,000

Consumer Staples 2.2%				74,415,805

Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11/17/15	7,710,000	4,254,003
Corp. Lindley SA (S)	6.750	11/23/21	3,160,000	3,523,400

Food & Staples Retailing 0.3%
Rite Aid Corp.	9.250	03/15/20	9,835,000	10,105,463

Food Products 0.5%
B&G Foods, Inc.	7.625	01/15/18	3,770,000	4,088,094
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	4,645,000	4,993,375
Marfrig Holding Europe BV (S)	8.375	05/09/18	3,820,000	3,017,800
TreeHouse Foods, Inc.	7.750	03/01/18	2,500,000	2,725,000

Household Products 1.2%
Reynolds Group Issuer, Inc.	8.250	02/15/21	1,590,000	1,562,175
Reynolds Group Issuer, Inc.	8.500	05/15/18	2,910,000	2,946,375
Reynolds Group Issuer, Inc.	9.000	04/15/19	27,175,000	27,616,594
Yankee Candle Company, Inc.	8.500	02/15/15	277,000	281,501
Yankee Candle Company, Inc., Series B	9.750	02/15/17	2,180,000	2,280,825
YCC Holdings LLC, PIK	10.250	02/15/16	5,440,000	5,664,400

Personal Products 0.0%
Revlon Consumer Products Corp.	9.750	11/15/15	1,280,000	1,356,800

Energy 4.1%				135,799,901

Energy Equipment & Services 0.9%
Calfrac Holdings LP (S)	7.500	12/01/20	4,920,000	4,821,600
Forbes Energy Services, Ltd.	9.000	06/15/19	3,160,000	3,065,200
Inkia Energy, Ltd. (S)	8.375	04/04/21	12,190,000	13,043,300

2

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Energy (continued)

Offshore Group Investments, Ltd.	11.500	08/01/15	570,000	$629,850
PHI, Inc.	8.625	10/15/18	4,875,000	5,045,625
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	2,490,000	2,676,750

Oil, Gas & Consumable Fuels 3.2%
Alpha Natural Resources, Inc.	6.250	06/01/21	7,920,000	7,088,400
Arch Coal, Inc.	7.000	06/15/19	2,855,000	2,583,775
Arch Coal, Inc.	7.250	06/15/21	5,115,000	4,616,288
Energy Partners, Ltd.	8.250	02/15/18	2,405,000	2,438,069
EP Energy LLC (S)	7.750	09/01/22	3,550,000	3,558,875
EV Energy Partners LP	8.000	04/15/19	4,535,000	4,682,388
Linn Energy LLC (S)	6.250	11/01/19	4,670,000	4,611,625
Linn Energy LLC	8.625	04/15/20	2,725,000	2,943,000
MarkWest Energy Partners LP	6.500	08/15/21	3,095,000	3,319,388
McMoRan Exploration Company	11.875	11/15/14	7,415,000	7,776,481
MEG Energy Corp. (S)	6.375	01/30/23	2,405,000	2,507,213
Niska Gas Storage US LLC	8.875	03/15/18	4,380,000	4,467,600
Pan American Energy LLC (S)	7.875	05/07/21	3,785,000	3,283,488
Peabody Energy Corp. (S)	6.250	11/15/21	8,025,000	8,165,438
Pertamina Persero PT (S)	5.250	05/23/21	3,910,000	4,252,125
Pertamina Persero PT (S)	6.500	05/27/41	2,800,000	3,178,000
Petrobras International Finance Company	5.375	01/27/21	5,035,000	5,606,543
Petroleos Mexicanos	6.000	03/05/20	2,685,000	3,201,863
RDS Ultra-Deepwater, Ltd. (S)	11.875	03/15/17	8,065,000	9,012,638
Regency Energy Partners LP	9.375	06/01/16	4,550,000	5,005,000
Valero Energy Corp.	4.500	02/01/15	1,530,000	1,647,588
Valero Energy Corp.	6.125	02/01/20	1,530,000	1,833,665
W&T Offshore, Inc.	8.500	06/15/19	5,735,000	6,179,463
Westmoreland Coal Company	10.750	02/01/18	4,915,000	4,558,663

Financials 18.0%				596,876,102

Capital Markets 0.6%
Affinion Group Holdings, Inc.	11.625	11/15/15	3,970,000	2,620,200
E*Trade Financial Corp.	6.750	06/01/16	4,260,000	4,430,400
Hongkong Land Treasury Services (Singapore) Pte, Ltd.
(SGD) (D)	3.860	12/29/17	4,000,000	3,374,553
Temasek Financial I, Ltd. (SGD) (D)	3.265	02/19/20	12,250,000	10,877,459

Commercial Banks 3.7%
ANZ National International, Ltd. (SGD) (D)	2.950	07/27/15	11,000,000	9,050,101
Banco de Galicia y Buenos Aires (S)	8.750	05/04/18	6,505,000	5,301,575
Banco Safra SA (BRL) (D)(S)	10.250	08/08/16	4,641,000	2,383,488
Banco Votorantim SA (BRL) (D)(S)	6.250	05/16/16	10,930,000	6,030,103
BanColombia SA	5.950	06/03/21	5,995,000	6,609,488
BBVA Bancomer SA (S)	6.500	03/10/21	10,010,000	10,585,575
CIT Group, Inc. (S)	7.000	05/02/17	10,384,790	10,395,174
DBS Bank, Ltd. (IDR) (D)(S)	6.890	12/23/13	66,000,000,000	6,507,247
First Tennessee Bank NA	5.050	01/15/15	1,624,000	1,675,859
MB Financial Capital Trust V (P)(S)	1.767	12/15/37	2,970,000	2,019,600
PNC Funding Corp.	5.625	02/01/17	3,360,000	3,858,120
Regions Financial Corp.	7.375	12/10/37	4,085,000	4,248,400
Standard Chartered Bank (SGD) (D)	2.220	07/05/13	17,000,000	13,702,600
State Bank of India/London (S)	4.500	07/27/15	3,680,000	3,783,408
Synovus Financial Corp.	5.125	06/15/17	1,595,000	1,539,175
The Royal Bank of Scotland PLC (SGD) (D)(P)	2.178	03/31/14	6,250,000	4,983,218
Wells Fargo & Company	2.625	12/15/16	7,380,000	7,819,117

3

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

Western Alliance Bancorp	10.000	09/01/15	1,675,000	$1,817,375
Wilmington Trust Corp.	4.875	04/15/13	5,205,000	5,286,604
Zions Bancorporation	4.000	06/20/16	6,565,000	6,532,175
Zions Bancorporation	6.000	09/15/15	7,135,000	7,487,291

Consumer Finance 0.4%
Capital One Financial Corp.	6.150	09/01/16	8,555,000	9,620,902
Discover Financial Services (S)	5.200	04/27/22	3,100,000	3,297,247

Diversified Financial Services 9.4%
Alfa Bank OJSC (S)	7.750	04/28/21	3,550,000	3,661,115
Banco Continental SA (7.375% to 10/07/2020, then 3
month LIBOR + 6.802%) (S)	7.375	10/07/40	3,455,000	3,741,049
Citigroup, Inc.	6.250	06/29/17	9,880,000	8,034,383
Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands (NZD) (D)	5.125	03/12/13	5,980,000	4,835,272
Corp Andina de Fomento	3.750	01/15/16	5,610,000	5,874,483
Council of Europe Development Bank (AUD) (D)	5.250	05/27/13	10,550,000	11,018,492
Eurofima (AUD) (D)	6.000	01/28/14	14,285,000	15,231,805
European Investment Bank (NOK) (D)	4.250	02/04/15	85,900,000	15,630,929
European Investment Bank (AUD) (D)	5.375	05/20/14	17,636,000	18,737,273
European Investment Bank (NZD) (D)	6.500	09/10/14	5,685,000	4,847,261
General Electric Capital Australia Funding Pty, Ltd. (AUD)
(D)	7.000	10/08/15	2,600,000	2,891,347
General Electric Capital Corp. (SEK) (D)	4.875	04/05/16	69,000,000	11,103,971
General Electric Capital Corp. (7.125% until 06/15/2022,
then 3 month LIBOR + 5.296%)	7.125	12/15/49	13,200,000	14,417,568
General Electric Capital Corp., Series A (NZD) (D)	7.625	12/10/14	33,700,000	29,074,989
Gruposura Finance (S)	5.700	05/18/21	5,165,000	5,552,375
Inter-American Development Bank (INR) (D)	4.750	01/10/14	330,650,000	5,807,254
Inter-American Development Bank (AUD) (D)	5.375	05/27/14	13,790,000	14,759,902
Inter-American Development Bank, Series MPLE (CAD)
(D)	4.250	12/02/12	4,770,000	4,872,634
Intercorp Retail Trust (S)	8.875	11/14/18	3,985,000	4,363,575
International Bank for Reconstruction & Development
(NOK) (D)	3.250	04/14/14	50,300,000	8,959,594
International Bank for Reconstruction & Development
(NZD) (D)	4.500	08/16/16	9,400,000	7,889,374
International Bank for Reconstruction & Development
(NZD) (D)	5.375	12/15/14	18,470,000	15,612,522
International Finance Corp. (AUD) (D)	7.500	02/28/13	9,510,000	10,013,446
iPayment, Inc.	10.250	05/15/18	1,620,000	1,482,300
Kreditanstalt fuer Wiederaufbau (NOK) (D)	4.000	12/15/14	38,410,000	6,926,770
Kreditanstalt fuer Wiederaufbau (AUD) (D)	5.750	05/13/15	22,750,000	24,840,671
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	01/19/16	11,500,000	12,743,833
Kreditanstalt fuer Wiederaufbau (AUD) (D)	6.000	08/20/20	14,600,000	16,787,600
Kreditanstalt fuer Wiederaufbau (IDR) (D)	7.000	10/22/12	146,400,000,000	15,300,220
Moody's Corp.	4.500	09/01/22	1,045,000	1,087,400
Nationstar Mortgage LLC (S)	9.625	05/01/19	3,055,000	3,345,225
SPL Logistics Escrow LLC (S)	8.875	08/01/20	2,610,000	2,688,300

Insurance 1.7%
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)	8.175	05/15/58	13,650,000	16,294,688
CNO Financial Group, Inc. (S)	9.000	01/15/18	5,825,000	6,371,094

4

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Financials (continued)

Glen Meadow Pass-Through Trust (6.505% to
02/15/2017, then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	8,105,000	$6,524,525
Lincoln National Corp. (7.000% to 05/17/2016, then 3
month LIBOR + 2.358%)	7.000	05/17/66	2,770,000	2,770,000
MetLife, Inc.	6.400	12/15/36	7,300,000	7,773,580
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	4,770,000	4,817,700
Symetra Financial Corp. (8.300% to 10/15/2017, then 3
month LIBOR + 4.177%) (S)	8.300	10/15/37	2,585,000	2,533,300
The Allstate Corp. (6.500% to 05/15/2037, then 3 month
LIBOR + 2.120%)	6.500	05/15/57	4,390,000	4,604,013
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	1,560,000	1,651,650
XL Group PLC., Series E (6.500% to 04/15/2017, then 3
month LIBOR + 2.458%)	6.500	12/29/49	3,315,000	3,020,794

Real Estate Investment Trusts 0.4%
DDR Corp.	4.625	07/15/22	4,035,000	4,184,424
DuPont Fabros Technology LP	8.500	12/15/17	2,465,000	2,723,825
Goodman Funding Pty, Ltd. (S)	6.000	03/22/22	6,800,000	7,125,258

Real Estate Management & Development 1.4%
CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08/24/17	14,250,000	11,816,685
Country Garden Holdings Company, Ltd. (S)	11.125	02/23/18	2,090,000	2,144,758
Realogy Corp. (S)	7.625	01/15/20	770,000	839,300
Realogy Corp. (S)	7.875	02/15/19	4,590,000	4,727,700
Realogy Corp.	11.500	04/15/17	8,470,000	8,999,375
Realogy Corp.	12.000	04/15/17	12,884,937	13,496,972
Yanlord Land Group, Ltd. (S)	10.625	03/29/18	4,170,000	4,097,025

Thrifts & Mortgage Finance 0.4%
Nationstar Mortgage LLC (S)	9.625	05/01/19	8,304,000	9,134,400
Nationstar Mortgage LLC	10.875	04/01/15	2,980,000	3,255,650

Health Care 2.6%				85,063,597

Biotechnology 0.1%
Grifols, Inc.	8.250	02/01/18	2,465,000	2,711,500

Health Care Equipment & Supplies 0.2%
Alere, Inc.	8.625	10/01/18	5,845,000	6,034,963

Health Care Providers & Services 1.8%
BioScrip, Inc.	10.250	10/01/15	6,320,000	6,825,600
Community Health Systems, Inc.	7.125	07/15/20	2,540,000	2,660,650
Community Health Systems, Inc.	8.000	11/15/19	3,555,000	3,839,400
Emergency Medical Services Corp.	8.125	06/01/19	1,055,000	1,126,213
ExamWorks Group, Inc.	9.000	07/15/19	8,755,000	9,083,313
HCA, Inc.	7.500	02/15/22	13,250,000	14,740,625
HCA, Inc.	8.000	10/01/18	2,135,000	2,428,563
HCA, Inc.	8.500	04/15/19	10,000,000	11,275,000
LifePoint Hospitals, Inc.	6.625	10/01/20	1,100,000	1,178,375
Vanguard Health Holding Company II LLC	7.750	02/01/19	5,474,000	5,706,645

Pharmaceuticals 0.5%
Catalent Pharma Solutions, Inc.	9.500	04/15/15	12,481,726	12,793,769
Endo Pharmaceuticals Holdings, Inc.	7.250	01/15/22	3,765,000	4,089,731
Valeant Pharmaceuticals International, Inc. (S)	7.000	10/01/20	550,000	569,250

5

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials 4.3%				$144,427,110

Aerospace & Defense 0.4%
Bombardier, Inc. (S)	7.750	03/15/20	2,350,000	2,643,750
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	3,010,000	3,205,650
TransDigm, Inc.	7.750	12/15/18	5,505,000	6,131,194

Airlines 1.3%
America West Airlines 2001-1 Pass Through Trust	7.100	04/02/21	4,444,467	4,566,690
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	2,454,127	2,662,728
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	3,523,635	3,849,572
Delta Air Lines, Inc. (S)	9.500	09/15/14	5,329,000	5,595,450
Delta Air Lines, Inc. (S)	12.250	03/15/15	2,810,000	3,055,875
TAM Capital 3, Inc. (S)	8.375	06/03/21	5,440,000	5,875,200
TAM Capital, Inc.	7.375	04/25/17	3,135,000	3,323,100
UAL 2009-1 Pass Through Trust	10.400	11/01/16	1,750,944	2,017,963
UAL 2009-2A Pass Through Trust	9.750	01/15/17	2,212,598	2,533,425
United Air Lines, Inc. (S)	9.875	08/01/13	964,000	988,100
United Air Lines, Inc. (S)	12.000	11/01/13	7,305,000	7,542,413

Building Products 0.3%
Euramax International, Inc.	9.500	04/01/16	1,370,000	1,233,000
Nortek, Inc.	8.500	04/15/21	2,700,000	2,868,750
Nortek, Inc.	10.000	12/01/18	5,125,000	5,611,875
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	1,205,000	1,364,663

Commercial Services & Supplies 0.5%
Covanta Holding Corp.	7.250	12/01/20	7,700,000	8,596,188
Garda World Security Corp. (S)	9.750	03/15/17	5,000,000	5,275,000
Iron Mountain, Inc.	5.750	08/15/24	3,250,000	3,282,500

Construction & Engineering 0.3%
Aeropuertos Argentina 2000 SA (S)	10.750	12/01/20	4,329,640	4,199,751
Empresas ICA SAB de CV (S)	8.375	07/24/17	2,340,000	2,392,650
Tutor Perini Corp.	7.625	11/01/18	4,835,000	4,931,700

Electrical Equipment 0.3%
Coleman Cable, Inc.	9.000	02/15/18	2,410,000	2,554,600
WPE International Cooperatief UA (S)	10.375	09/30/20	8,350,000	6,994,795

Industrial Conglomerates 0.3%
Hutchison Whampoa International, Ltd. (S)	4.625	09/11/15	2,550,000	2,762,122
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	1,615,000	1,768,425
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/29/49	5,400,000	5,724,000
Smiths Group PLC (S)	7.200	05/15/19	520,000	638,979

Machinery 0.2%
Thermadyne Holdings Corp.	9.000	12/15/17	2,735,000	2,858,075
Volvo Treasury AB (S)	5.950	04/01/15	2,590,000	2,833,719

Marine 0.1%
Navios Maritime Holdings, Inc.	8.125	02/15/19	4,310,000	3,760,475
Navios South American Logistics, Inc.	9.250	04/15/19	1,595,000	1,475,375

Road & Rail 0.4%
Avis Budget Car Rental LLC	9.625	03/15/18	2,675,000	2,969,250
Georgian Railway JSC (S)	7.750	07/11/22	2,415,000	2,658,720
Swift Services Holdings, Inc.	10.000	11/15/18	5,710,000	6,266,725

Trading Companies & Distributors 0.0%
Aircastle, Ltd.	6.750	04/15/17	715,000	772,200
Aircastle, Ltd.	7.625	04/15/20	715,000	791,863

6

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Industrials (continued)

Transportation Infrastructure 0.2%
SCF Capital, Ltd. (S)	5.375	10/27/17	5,880,000	$5,850,600

Information Technology 1.0%				31,961,150

Computers & Peripherals 0.2%
Seagate HDD Cayman	7.000	11/01/21	5,960,000	6,377,200

Electronic Equipment, Instruments & Components 0.3%
CDW LLC	12.535	10/12/17	7,880,000	8,451,300
Freescale Semiconductor, Inc. (S)	9.250	04/15/18	2,390,000	2,587,175

Internet Software & Services 0.1%
j2 Global, Inc. (S)	8.000	08/01/20	1,935,000	1,944,675

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16	6,890,000	7,234,500
Equinix, Inc.	8.125	03/01/18	1,810,000	2,009,100

Software 0.1%
First Data Corp. (S)	8.875	08/15/20	3,080,000	3,357,200

Materials 5.3%				176,654,874

Chemicals 0.2%
American Pacific Corp.	9.000	02/01/15	4,245,000	4,340,513
Braskem Finance, Ltd. (S)	5.750	04/15/21	1,580,000	1,647,150
Ferro Corp.	7.875	08/15/18	460,000	430,100
Polymer Group, Inc.	7.750	02/01/19	930,000	997,425

Construction Materials 0.5%
China Shanshui Cement Group, Ltd. (S)	8.500	05/25/16	3,740,000	3,683,900
Votorantim Cimentos SA (S)	7.250	04/05/41	8,760,000	9,329,400
Vulcan Materials Company	7.500	06/15/21	1,330,000	1,479,625

Containers & Packaging 1.6%
AEP Industries, Inc.	8.250	04/15/19	4,050,000	4,313,250
Ardagh Packaging Finance PLC (S)	7.375	10/15/17	4,955,000	5,308,044
Ball Corp.	6.750	09/15/20	15,100,000	16,685,500
Berry Plastics Corp.	9.500	05/15/18	4,630,000	5,000,400
Berry Plastics Corp.	9.750	01/15/21	5,275,000	5,842,063
Cascades, Inc.	7.875	01/15/20	1,695,000	1,758,563
Graphic Packaging International, Inc.	7.875	10/01/18	761,000	848,515
Graphic Packaging International, Inc.	9.500	06/15/17	4,290,000	4,729,725
Owens-Brockway Glass Container, Inc.	7.375	05/15/16	2,440,000	2,781,600
Pretium Packaging LLC	11.500	04/01/16	1,765,000	1,782,650
Tekni-Plex, Inc. (S)	9.750	06/01/19	4,285,000	4,477,825

Metals & Mining 2.4%
APERAM (S)	7.750	04/01/18	2,880,000	2,390,400
CSN Islands XI Corp. (S)	6.875	09/21/19	1,560,000	1,735,500
CSN Islands XII Corp. (Q)(S)	7.000	09/23/49	2,800,000	2,828,000
Essar Steel Algoma, Inc. (S)	9.375	03/15/15	5,165,000	5,010,050
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	13,670,000	12,576,400
Gerdau Trade, Inc. (S)	5.750	01/30/21	8,275,000	8,792,188
Inmet Mining Corp. (S)	8.750	06/01/20	6,745,000	6,930,488
Metinvest BV (S)	8.750	02/14/18	5,905,000	5,499,031
Rain CII Carbon LLC (S)	8.000	12/01/18	4,470,000	4,592,925
Rio Tinto Finance USA, Ltd.	7.125	07/15/28	3,985,000	5,404,927

7

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Materials (continued)

Rio Tinto Finance USA, Ltd.	9.000	05/01/19	2,500,000	$3,430,525
SunCoke Energy, Inc.	7.625	08/01/19	5,960,000	6,019,600
Teck Resources, Ltd.	10.750	05/15/19	693,000	841,995
Thompson Creek Metals Company, Inc.	7.375	06/01/18	3,675,000	2,737,875
Vale Overseas, Ltd.	4.625	09/15/20	2,400,000	2,518,380
Vedanta Resources PLC (S)	8.250	06/07/21	5,122,000	4,891,510
Winsway Coking Coal Holding, Ltd. (S)	8.500	04/08/16	4,920,000	4,145,100

Paper & Forest Products 0.6%
Celulosa Arauco y Constitucion SA	5.000	01/21/21	2,970,000	3,157,077
Longview Fibre Paper & Packaging, Inc. (S)	8.000	06/01/16	3,215,000	3,327,525
Mercer International, Inc.	9.500	12/01/17	3,280,000	3,468,600
Resolute Forest Products	10.250	10/15/18	3,630,000	4,156,350
Sappi Papier Holding GmbH (S)	7.500	06/15/32	8,249,000	6,764,180

Telecommunication Services 4.3%				142,168,797

Diversified Telecommunication Services 3.1%
American Tower Corp.	4.700	03/15/22	3,640,000	3,941,181
American Tower Corp.	7.000	10/15/17	3,500,000	4,161,451
Axtel SAB de CV (S)	7.625	02/01/17	6,250,000	3,625,000
Axtel SAB de CV (S)	9.000	09/22/19	5,640,000	3,271,200
Cincinnati Bell, Inc.	8.375	10/15/20	6,780,000	7,186,800
Cincinnati Bell, Inc.	8.750	03/15/18	7,530,000	7,605,300
Crown Castle Towers LLC (S)	4.883	08/15/20	6,663,000	7,372,903
Frontier Communications Corp.	7.125	03/15/19	2,770,000	2,922,350
Frontier Communications Corp.	7.125	01/15/23	9,855,000	10,027,463
Frontier Communications Corp.	9.250	07/01/21	1,665,000	1,898,100
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	5,175,000	5,239,025
Intelsat Luxembourg SA	11.250	02/04/17	16,225,000	17,036,250
Intelsat Luxembourg SA, PIK	11.500	02/04/17	4,825,000	5,066,250
Level 3 Financing, Inc.	10.000	02/01/18	890,000	976,775
Oi SA (BRL) (D)(S)	9.750	09/15/16	6,235,000	3,205,194
Sable International Finance, Ltd. (S)	7.750	02/15/17	1,590,000	1,665,525
Satmex Escrow SA de CV	9.500	05/15/17	4,452,000	4,585,560
SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04/08/20	2,250,000	1,917,061
West Corp.	11.000	10/15/16	8,705,000	9,074,963
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,500,000	1,380,000

Wireless Telecommunication Services 1.2%
CC Holdings GS V LLC (S)	7.750	05/01/17	2,365,000	2,542,375
Data & Audio Visual Enterprises Wireless, Inc. (CAD) (D)	9.500	04/29/18	3,308,000	2,852,447
Digicel Group, Ltd. (S)	8.875	01/15/15	4,985,000	5,047,313
Digicel Group, Ltd. (S)	10.500	04/15/18	1,989,000	2,148,120
Digicel, Ltd. (S)	7.000	02/15/20	1,660,000	1,651,700
Digicel, Ltd. (S)	8.250	09/01/17	6,535,000	6,927,100
Nextel Communications, Inc.	7.375	08/01/15	5,069,000	5,094,345
SBA Tower Trust (S)	5.101	04/17/17	4,770,000	5,318,946
Sprint Capital Corp.	8.750	03/15/32	6,820,000	6,888,200
Sprint Nextel Corp. (S)	9.000	11/15/18	1,305,000	1,539,900

Utilities 0.7%				24,630,687

Electric Utilities 0.4%
Appalachian Power Company	5.000	06/01/17	2,305,000	2,612,236
Centrais Eletricas do Para SA (H)(S)	10.500	06/03/16	4,275,000	1,273,950
Cia de Eletricidade do Estado da Bahia (BRL) (D)(S)	11.750	04/27/16	5,938,000	3,144,662

8

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value
Utilities (continued)

Dubai Electricity & Water Authority (S)	7.375	10/21/20	4,890,000	$5,511,030

Independent Power Producers & Energy Traders 0.1%
AES Andres Dominicana, Ltd. (S)	9.500	11/12/20	4,065,000	4,268,250
GenOn Energy, Inc.	7.875	06/15/17	947,000	1,000,269

Multi-Utilities 0.1%
Dominion Resources, Inc.	5.600	11/15/16	2,680,000	3,126,740

Water Utilities 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	3,460,000	3,693,550

Convertible Bonds 1.3%				$42,754,804

(Cost $38,675,300)

Consumer Discretionary 0.7%				24,582,062

Automobiles 0.4%
Ford Motor Company	4.250	11/15/16	10,235,000	13,996,363

Media 0.3%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	6,813,000	10,585,699

Energy 0.1%				3,522,788

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.	2.250	12/15/38	2,460,000	1,998,750
Chesapeake Energy Corp.	2.500	05/15/37	1,710,000	1,524,038

Financials 0.2%				5,645,359

Capital Markets 0.1%
Ares Capital Corp. (S)	5.750	02/01/16	1,735,000	1,830,425

Real Estate Investment Trusts 0.1%
Dundee International (CAD) (D)	5.500	07/31/18	1,570,000	1,657,200
Transglobe Apartment (CAD) (D)(S)	5.400	09/30/18	1,960,000	2,157,734

Health Care 0.1%				2,220,400

Health Care Equipment & Supplies 0.1%
Teleflex, Inc.	3.875	08/01/17	1,820,000	2,220,400

Industrials 0.2%				6,784,195

Airlines 0.2%
United Continental Holdings, Inc.	4.500	06/30/21	7,130,000	6,784,195

Foreign Government Obligations 25.9%				$858,416,870

(Cost $809,562,214)

Argentina 0.5%				17,729,225

Provincia de Buenos Aires (S)	10.875	01/26/21	3,735,000	2,409,075
Provincia de Buenos Aires (S)	11.750	10/05/15	5,560,000	4,559,200
Provincia de Cordoba (S)	12.375	08/17/17	3,200,000	2,320,000
Provincia de Neuquen (S)	7.875	04/26/21	6,470,000	5,564,200
Republic of Argentina	8.750	06/02/17	3,110,000	2,876,750

9

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Australia 2.6%				$87,173,928

New South Wales Treasury Corp. (AUD) (D)	6.000	05/01/20	34,500,000	41,059,004
Queensland Treasury Corp. (AUD) (D)	6.000	10/21/15	31,611,000	35,178,200
Queensland Treasury Corp. (AUD) (D)	6.000	04/21/16	9,753,000	10,936,724

Brazil 0.9%				28,200,053

Federative Republic of Brazil (BRL) (D)	8.500	01/05/24	31,675,000	17,554,744
Federative Republic of Brazil (BRL) (D)	10.250	01/10/28	16,915,000	10,645,309

Canada 4.2%				140,883,689

Canada Housing Trust No. 1 (CAD) (D)(S)	2.750	06/15/16	15,475,000	16,390,078
Government of Canada (CAD) (D)	2.750	09/01/16	32,500,000	34,812,173
Ontario School Boards Financing Corp., Series 01A2
(CAD) (D)	6.250	10/19/16	8,485,000	10,028,353
Province of Ontario (CAD) (D)	3.150	09/08/15	9,227,000	9,789,653
Province of Ontario	3.150	12/15/17	6,960,000	7,665,514
Province of Ontario (CAD) (D)	4.750	06/02/13	14,000,000	14,570,368
Province of Ontario (NZD) (D)	6.250	06/16/15	30,690,000	26,392,769
Province of Quebec (CAD) (D)	5.250	10/01/13	14,000,000	14,804,423
Province of Quebec (NZD) (D)	6.750	11/09/15	7,310,000	6,430,358

Indonesia 1.6%				51,954,555

Republic of Indonesia (S)	5.875	03/13/20	4,140,000	4,880,025
Republic of Indonesia (IDR) (D)	8.250	07/15/21 120,260,000,000		14,309,439
Republic of Indonesia (IDR) (D)	9.500	06/15/15 137,720,000,000		15,858,411
Republic of Indonesia (IDR) (D)	10.000	07/15/17	80,270,000,000	9,866,888
Republic of Indonesia (IDR) (D)	12.500	03/15/13	27,675,000,000	3,011,658
Republic of Indonesia (IDR) (D)	14.250	06/15/13	36,000,000,000	4,028,134

Malaysia 1.0%				31,788,253

Government of Malaysia (MYR) (D)	3.835	08/12/15	50,450,000	16,476,297
Government of Malaysia (MYR) (D)	4.262	09/15/16	46,000,000	15,311,956

Mexico 0.3%				11,283,001

Government of Mexico (MXN)	6.000	06/18/15	72,500,000	5,655,970
Government of Mexico (MXN)	9.500	12/18/14	67,500,000	5,627,031

New Zealand 3.0%				99,351,552

Dominion of New Zealand (NZD) (D)	5.000	03/15/19	19,200,000	17,138,566
Dominion of New Zealand (NZD) (D)	6.000	04/15/15	8,800,000	7,696,951
Dominion of New Zealand (NZD) (D)	6.000	12/15/17	52,920,000	48,979,199
Dominion of New Zealand (NZD) (D)	6.000	05/15/21	26,500,000	25,536,836

Norway 1.0%				32,528,280

Government of Norway (NOK) (D)	4.500	05/22/19	34,741,000	7,098,845
Government of Norway (NOK) (D)	5.000	05/15/15	101,202,000	19,097,402
Government of Norway (NOK) (D)	6.500	05/15/13	35,500,000	6,332,033

Peru 0.1%				2,817,800

Republic of Peru	7.350	07/21/25	1,930,000	2,817,800

Philippines 4.0%				133,732,776

Republic of Philippines (PHP) (D)	4.950	01/15/21	608,000,000	15,227,094
Republic of Philippines (PHP) (D)	5.875	12/16/20	609,320,800	15,576,195
Republic of Philippines (PHP) (D)	5.875	03/01/32	1,488,595,000	36,297,165
Republic of Philippines (PHP) (D)	6.250	01/14/36	252,000,000	6,696,791
Republic of Philippines (PHP) (D)	6.500	04/28/21	678,000,000	18,055,861

10

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Philippines (continued)

Republic of Philippines (PHP) (D)	8.125	12/16/35	1,343,408,480	$41,879,670

Singapore 2.2%				71,814,785

Republic of Singapore (SGD) (D)	1.375	10/01/14	7,000,000	5,747,783
Republic of Singapore (SGD) (D)	1.625	04/01/13	17,300,000	13,986,283
Republic of Singapore (SGD) (D)	2.875	07/01/15	28,400,000	24,464,851
Republic of Singapore (SGD) (D)	3.250	09/01/20	29,690,000	27,615,868

South Korea 2.2%				73,492,655

Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.286	09/10/18	1,205,430,000	891,066
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.287	03/10/18	1,205,430,000	904,978
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.296	03/10/17	1,205,430,000	934,020
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.297	09/10/17	1,205,430,000	919,891
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.309	09/10/16	1,205,430,000	948,200
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.315	03/10/16	1,205,430,000	962,666
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.326	09/10/15	1,205,430,000	977,017
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.327	03/10/15	1,205,430,000	990,820
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.347	09/10/14	1,205,430,000	1,004,533
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.356	03/10/14	1,205,430,000	1,018,524
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.360	03/10/13	1,205,430,000	1,047,073
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.371	09/10/13	1,205,430,000	1,032,788
Korea Treasury Bond Coupon Strips, IO (KRW) (D)	3.394	09/10/12	1,205,430,000	1,061,985
Korea Treasury Bond Principal Strips, PO (KRW) (D)	3.286	09/10/18	41,928,000,000	30,993,591
Republic of Korea (KRW) (D)	4.250	06/10/21	17,000,000,000	16,390,884
Republic of Korea (KRW) (D)	5.000	06/10/20	11,735,000,000	11,766,100
Republic of Korea (KRW) (D)	5.750	09/10/18	2,000,000	2,034
The Korea Development Bank	4.375	08/10/15	1,530,000	1,646,485

Sweden 2.2%				72,713,369

Kingdom of Sweden (SEK) (D)	3.750	08/12/17	82,930,000	14,160,214
Kingdom of Sweden (SEK) (D)	4.500	08/12/15	129,600,000	21,598,630
Kingdom of Sweden (SEK) (D)	5.000	12/01/20	110,425,000	21,453,352
Svensk Exportkredit AB (NZD) (D)	7.625	06/30/14	18,040,000	15,501,173

Ukraine 0.1%				2,952,949

City of Kyiv (S)	9.375	07/11/16	815,000	690,949
Government of Ukraine (S)	7.950	02/23/21	2,400,000	2,262,000

Term Loans (M) 4.2%				$140,413,939

(Cost $143,250,727)

Consumer Discretionary 1.5%				51,378,407

Hotels, Restaurants & Leisure 0.7%
Ameristar Casinos, Inc.	4.000	04/14/18	3,345,000	3,351,245
Caesars Entertainment Operating Company, Inc.	4.486	01/28/18	12,425,000	10,452,531
CCM Merger, Inc.	6.000	03/01/17	1,557,942	1,545,608
Landry's, Inc.	6.500	04/24/18	3,885,263	3,921,687
Las Vegas Sands LLC	2.840	11/23/16	3,296,197	3,239,430

Media 0.6%
Clear Channel Communications, Inc.	3.882	01/29/16	8,071,522	6,244,420
Hubbard Broadcasting, Inc.	8.750	04/30/18	690,000	696,900
Mood Media Corp.	7.000	05/06/18	2,920,500	2,895,860
Mood Media Corp.	10.250	11/06/18	1,055,000	1,032,054
PRIMEDIA, Inc.	7.500	01/13/18	11,672,100	10,475,710

11

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Consumer Discretionary (continued)

Multiline Retail 0.1%
Michaels Stores, Inc.	2.750	10/31/13	4,228,080	$4,228,837

Specialty Retail 0.1%
Burlington Coat Factory Warehouse Corp.	5.500	02/23/17	3,296,700	3,294,125

Consumer Staples 0.1%				2,787,574

Personal Products 0.1%
Revlon Consumer Products Corp.	4.750	11/19/17	2,796,750	2,787,574

Financials 0.1%				4,745,325

Real Estate Investment Trusts 0.1%
iStar Financial, Inc.	7.000	06/30/14	3,240,000	3,246,075

Real Estate Management & Development 0.0%
Realogy Corp.	3.246	10/10/13	391,031	379,056
Realogy Corp.	13.500	10/15/17	1,105,000	1,120,194

Health Care 1.0%				32,161,473

Biotechnology 0.1%
Aptalis Pharma, Inc.	5.500	02/11/17	3,296,633	3,296,633

Health Care Providers & Services 0.6%
Catalent Pharma Solutions, Inc.	4.232	09/15/16	3,624,432	3,617,636
Catalent Pharma Solutions, Inc.	5.250	09/15/17	6,721,342	6,742,346
Community Health Systems, Inc.	3.924	01/25/17	244,040	244,223
MModal, Inc. (T)	-	08/15/19	3,240,000	3,189,391
National Mentor Holdings, Inc.	7.000	02/09/17	7,246,405	7,137,709

Pharmaceuticals 0.3%
Capsugel Holdings US, Inc. (T)	-	08/01/18	3,320,000	3,320,594
Warner Chilcott Company LLC	4.250	03/15/18	4,637,640	4,612,941

Industrials 0.5%				16,698,695

Airlines 0.3%
Delta Air Lines, Inc.	5.500	04/20/17	7,722,000	7,738,085
US Airways Group, Inc.	2.736	03/21/14	3,311,162	3,191,960

Road & Rail 0.1%
Swift Transportation Company LLC	5.000	12/21/17	3,146,902	3,155,423

Trading Companies & Distributors 0.1%
Travelport LLC	4.961	08/21/15	2,843,039	2,613,227

Information Technology 0.3%				10,361,440

Internet Software & Services 0.1%
Emdeon Business Services LLC	5.000	11/02/18	3,306,713	3,308,779

IT Services 0.1%
NeuStar, Inc.	5.000	11/08/18	3,311,658	3,328,217

Software 0.1%
First Data Corp.	4.237	03/24/18	3,562,924	3,361,294
First Data Corp.	5.237	03/23/17	370,089	363,150

12

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Materials 0.1%				$2,983,531

Containers & Packaging 0.1%
Consolidated Container Company, LLC	6.250	07/03/19	2,965,000	2,983,531

Telecommunication Services 0.6%				19,297,494

Diversified Telecommunication Services 0.6%
Intelsat Jackson Holdings SA	3.239	02/01/14	6,400,000	6,308,800
Intelsat Jackson Holdings SA	5.250	04/02/18	5,110,313	5,125,827
Level 3 Financing, Inc.	5.750	09/01/18	3,305,000	3,314,442
UniTek Global Services, Inc.	9.000	04/15/18	4,641,250	4,548,425

Capital Preferred Securities 2.7%				$90,525,505

(Cost $82,258,463)

Financials 2.7%				90,525,505

Commercial Banks 2.7%
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	16,567,000	16,567,000
First Midwest Capital Trust I, Series B	6.950	12/01/33	2,694,000	2,586,240
First Tennessee Capital II	6.300	04/15/34	870,000	826,500
HSBC Finance Capital Trust IX (5.911% to 11/30/2015,
then 3 month LIBOR + 1.926%)	5.911	11/30/35	11,655,000	11,334,488
M&T Capital Trust I	8.234	02/01/27	1,725,000	1,751,117
PNC Financial Services Group, Inc. (6.750% to
08/01/2021, then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	5,830,000	6,414,866
PNC Preferred Funding Trust III (8.700% to 03/15/2013,
then 3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	600,000	610,284
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	4,040,000	3,898,600
USB Capital IX (P)(Q)	3.500	10/29/49	21,578,000	18,388,772
Wachovia Capital Trust III (P)(Q)	5.570	11/13/12	27,125,000	26,785,938

Diversified Financial Services 0.0%
Susquehanna Capital II	11.000	03/23/40	1,360,000	1,361,700

Collateralized Mortgage Obligations 5.3%				$174,909,473

(Cost $158,146,518)

Commercial & Residential 4.8%				160,287,150

Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.819	04/25/35	5,271,120	5,189,707
American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.448	12/25/46	35,224,798	2,516,364
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	1,285,000	1,347,844
Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class AM	5.675	07/10/46	5,850,000	6,406,101
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.793	01/25/35	5,516,293	5,177,206
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.586	01/25/35	2,799,444	2,521,765
Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	3.000	02/25/37	3,682,050	3,757,735

13

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Commercial & Residential (continued)

Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	6.005	12/10/49	5,050,000	$5,961,616
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.712	09/20/46	16,803,974	1,019,043
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.256	09/19/44	32,647,892	1,757,808
Series 2005-AR2, Class X2 IO	2.505	03/19/45	64,009,849	4,000,616
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.070	07/10/38	3,475,000	3,691,003
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09/25/35	5,911,080	5,798,303
Harborview Mortgage Loan Trust
Series 2005-2, Class IX IO	2.162	05/19/35	24,626,148	1,610,141
Series 2005-8, Class 1X IO	2.123	09/19/35	20,252,546	1,127,174
Series 2007-3, Class ES IO	0.350	05/19/47	43,899,902	280,959
Series 2007-4, Class ES IO	0.350	07/19/47	53,033,675	339,416
Series 2007-6, Class ES IO (S)	0.342	08/19/37	36,788,995	235,450
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.017	10/25/36	51,182,504	3,305,366
Series 2005-AR18, Class 2X IO	1.670	10/25/36	55,567,379	2,599,998
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.403	12/15/44	5,455,000	6,073,079
Series 2006-LDP7, Class AM (P)	6.061	04/15/45	9,905,000	10,958,674
Series 2007-CB18, Class A4	5.440	06/12/47	5,010,000	5,719,155
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	9,125,000	10,108,611
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.439	01/12/44	7,010,000	7,710,888
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07/12/46	4,475,000	5,089,574
MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.767	01/25/37	15,499,634	15,522,326
Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03/15/44	8,460,000	9,603,403
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.825	10/25/34	3,653,999	3,309,635
Series 2004-9, Class 1A (P)	5.847	11/25/34	3,857,455	3,773,393
Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.785	12/25/33	3,955,809	3,918,850
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.440	10/25/45	151,196,893	7,677,839
Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12/25/34	5,315,962	5,363,434
Series 2005-AR5, Class 1A1 (P)	2.614	04/25/35	7,250,178	6,814,674

U.S. Government Agency 0.5%				14,622,323

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05/25/39	6,643,913	903,508
Series 402, Class 3 IO	4.000	11/25/39	6,576,636	860,351
Series 402, Class 4 IO	4.000	10/25/39	10,937,196	1,409,106
Series 402, Class 7 IO	4.500	11/25/39	13,699,715	1,883,816
Series 406, Class 3 IO	4.000	01/25/41	15,223,681	2,166,937
Series 407, Class 4 IO	4.500	03/25/41	21,740,044	3,022,242
Series 407, Class 7 IO	5.000	03/25/41	15,698,736	3,044,151
Series 407, Class 8 IO	5.000	03/25/41	7,552,230	1,332,212

14

John Hancock Income Fund
As of 8-31-12 (Unaudited)

		Maturity	Par value^
	Rate (%)	date		Value

Asset Backed Securities 0.9%				$29,004,242

(Cost $26,722,946)

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	18,549,825	20,193,710
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	8,085,000	8,810,532

			Shares	Value

Common Stocks 0.5%				$15,014,494

(Cost $17,157,137)

Consumer Discretionary 0.0%				433,5953

Hotels, Restaurants & Leisure 0.0%
Greektown Superholdings, Inc. (I)(V)			8,564	433,595

Media 0.0%
Vertis Holdings, Inc. (I)			300,120	0

Financials 0.5%				14,482,358

Commercial Banks 0.3%
Talmer Bancorp, Inc. (I)(R)(S)			1,119,579	8,538,625

Real Estate Investment Trusts 0.2%
Dundee International			79,684	856,052
Plum Creek Timber Company, Inc.			124,302	5,087,681

Telecommunication Services 0.0%				98,541

Diversified Telecommunication Services 0.0%
Deutsche Telekom AG, ADR			8,253	98,541

			Shares	Value

Preferred Securities 3.6%				$120,505,903

(Cost $119,048,953)

Consumer Discretionary 0.8%				26,223,529

Auto Components 0.3%
The Goodyear Tire & Rubber Company, 5.875%			177,001	7,986,285

Automobiles 0.1%
General Motors Company, Series B, 4.750%			94,000	3,355,800

Hotels, Restaurants & Leisure 0.3%
Greektown Superholdings, Inc., Series A (I)(V)			159,488	11,286,966

Household Durables 0.1%
Beazer Homes USA, Inc., 7.500%			144,125	3,594,478

Financials 2.1%				68,899,862

Commercial Banks 1.4%
First Tennessee Bank NA, 3.750% (S)			12,230	8,809,422
HSBC USA, Inc., 6.500%			207,625	5,331,810
M&T Bank Corp., 5.000%			495	502,425

15

John Hancock Income Fund
As of 8-31-12 (Unaudited)

			Shares	Value
Financials (continued)

U.S. Bancorp (6.500% to 01/15/2022, then 3 month LIBOR +
4.468%)			385,125	$11,426,659
Wells Fargo & Company, Series L, 7.500%			8,715	10,423,140
Wintrust Financial Corp., 5.000%			1,030	1,082,788
Zions Bancorporation, Series C, 9.500%			395,200	10,405,616

Insurance 0.6%
Hartford Financial Services Group, Inc., 7.875%			408,525	11,499,979
Reinsurance Group of America, Inc., 6.200%			253,754	6,808,220

Real Estate Investment Trusts 0.1%
FelCor Lodging Trust, Inc., Series A, 1.950%			99,725	2,609,803

Industrials 0.2%				8,872,589

Aerospace & Defense 0.2%
United Technologies Corp., 7.500%			158,950	8,872,589

Utilities 0.5%				16,509,923

Electric Utilities 0.5%
PPL Corp., 8.750%			300,235	16,509,923

		Maturity	Par value^
	Rate (%)	date		Value

Escrow Certificates 0.0%				$39,425

(Cost $349)

Consumer Discretionary 0.0%				29,756

Lear Corp., Series B (I)	8.750	12/01/16	2,645,000	29,756
SuperMedia, Inc. (I)	8.000	11/15/16	5,300,000	0

Materials 0.0%				9,669

Smurfit-Stone Container Corp. (I)	8.000	03/15/17	455,000	9,669

U.S. Government & Agency
Obligations 0.0%				$1,087,388

(Cost $1,066,354)

U.S. Government 0.0%				1,087,388

U.S. Treasury Notes	0.875	02/28/17	1,070,000	1,087,388

			Par value	Value

Short-Term Investments 1.0%				$33,767,998

(Cost $33,767,998)

Repurchase Agreement 0.1%				3,768,000

Repurchase Agreement with State Street Corp. dated 8-31-12 at
0.010% to be repurchased at $3,768,004 on 9-04-12,
collateralized by $3,615,000 Federal Home Loan Mortgage Corp.,
4.50% due 01-15-14 (valued at $3,845,456, including interest)			3,768,000	3,768,000

		Maturity	Par value^
	Yield	date		Value
U.S. Government Agency 0.9%				29,999,998

Federal Home Loan Bank Discount Note *	0.001	09/04/12	30,000,000	29,999,998

16

John Hancock Income Fund
As of 8-31-12 (Unaudited)

Total investments (Cost $3,093,581,809)† 98.4%	$3,267,802,168

Other assets and liabilities, net 1.6%	$54,446,072

Total net assets 100.0%	$3,322,248,240

^The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

Currency Abbraviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SEK	Swedish Krona

SGD	Singapore Dollar

ADR	American Depositary Receipts

IO	Interest Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind

PO	Principal Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized rate on date of purchase.

(D)	Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H)	Non-income producing - Issuer is in default.

(I)	Non-income producing security.

(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q)	Perpetual bonds have no stated maturity date. Date shown is next call date.

(R)	Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1993.

Yield as a
			Beginning	Ending	percent of the
	Acquisition		share	share	Fund's net	Value as of
Issuer, description	date	Cost	amount	amount	assets	8-31-12

Talmer Bancorp,
Inc. (formerly Talmer
Bank & Trust
Company)	4-30-10	$6,909,410	1,023,611	1,119,579	0.26%	$8,538,625

17

John Hancock Income Fund
As of 8-31-12 (Unaudited)

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $638,423,382 or 19.22% of the Fund's net assets as of 8-31-12.

(T)	This position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

(V)	The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to Portfolio of investments.

*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

†	At 8-31-12, the aggregate cost of investment securities for federal income tax purposes was
$3,108,316,003. Net unrealized appreciation aggregated $159,486,165, of which $238,155,681 related to appreciated investment securities and $78,669,516 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 8-31-12.

Country Composition
United States	54.6%
Canada	6.4%
Philippines	4.0%
Australia	3.6%
Singapore	3.3%
New Zealand	3.0%
Germany	2.3%
Luxembourg	2.3%
Sweden	2.3%
South Korea	2.2%
Other Countries	16.0%

18

John Hancock Income Fund
As of 8-31-12 (Unaudited)
Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees which include price verification procedures. The frequency with which these are fair valuation procedures are used cannot be predicted. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

19

John Hancock Income Fund
As of 8-31-12 (Unaudited)
Notes to Portfolio of Investments

The following is a summary of the values by input classification of the Fund’s investments as of August 31, 2012, by major security category or type:

	Total Market
	Value at	Level 1 Quoted	Level 2 Significant	Level 3 Significant
	8-31-12	Price	Observable Inputs	Unobservable Inputs
Corporate Bonds	$1,761,362,127	—	$1,730,624,761	$30,737,366
Convertible Bonds	42,754,804	—	42,754,804	—
Foreign Government Obligations	858,416,870	—	858,416,870	—
Term Loans	140,413,939	—	140,413,939	—
Capital Preferred Securities	90,525,505	—	90,525,505	—
Collateralized Mortgage Obligations	174,909,473	—	174,053,648	855,825
Asset Backed Securities	29,004,242	—	29,004,242	—
Common Stocks	15,014,494	$6,042,274	—	8,972,220
Preferred Securities	120,505,903	99,326,727	9,892,210	11,286,966
Escrow Certificates	39,425	—	9,669	29,756
U.S. Government & Agency Obligations	1,087,388	—	1,087,388	—
Short-Term Investments	33,767,998	—	33,767,998	—

Total Investments in Securities	$3,267,802,168	$105,369,001	$3,110,551,034	$51,882,133
Other Financial Instruments
Forward Foreign Currency Contracts	($35,410,696)	—	(35,410,696)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		Collateralized
	Corporate	Mortgage	Common	Preferred	Escrow
	Bonds	Obligations	Stocks	Securities	Certificates	Totals

Balance as of 5-31-12	$28,260,960	$873,369	$8,459,253	$11,802,112	$19,838	$49,415,532

Realized gain (loss)	-	-	-	-	-	-
Change in unrealized appreciation
(depreciation)	449,381	21,918	512,967	(515,146)	9,918	479,038

Purchases	2,027,025	485	-	-	-	2,027,510

Sales	-	(39,947)	-	-	-	(39,947)

Transfer into Level 3	-	-	-	-	-	-

Transfer out of Level 3	-	-	-	-	-	-

Balance as of 8-31-12	$30,737,366	$855,825	$8,972,220	$11,286,966	$29,756	$51,882,133
Change in unrealized at period end*	$449,381	$21,918	$512,967	($515,146)	$9,918	$479,038

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

20

John Hancock Income Fund
As of 8-31-12 (Unaudited)
Notes to Portfolio of Investments

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at August 31, 2012.

		Principal
	Principal	Amount Covered			Unrealized
	Amount Covered	by Contract		Settlement	Appreciation
Currency	by Contract	(USD)	Counterparty	Date	(Depreciation)

Buys
AUD	21,700,000	$22,812,113	Canadian Imperial Bank	9-5-12	($392,766)
			of Commerce
AUD	21,700,000	22,812,113	Royal Bank of Canada	9-5-12	(392,766)
AUD	21,745,000	22,348,430	State Street Bank &	9-5-12	117,409
			Trust Company
AUD	26,083,164	27,074,328	Standard Chartered Bank	11-20-12	(314,228)
AUD	86,735,000	91,132,315	UBS AG	9-5-12	(1,522,081)
AUD	19,749,736	20,500,229	UBS AG	11-20-12	(237,928)
AUD	32,605,000	34,148,835	Bank of Nova Scotia	9-5-12	(462,991)
AUD	32,605,000	34,148,835	Canadian Imperial Bank	9-5-12	(462,991)
			of Commerce
AUD	21,700,000	22,689,512	HSBC Bank USA, N.A.	9-5-12	(270,165)
AUD	66,015,000	69,140,786	UBS AG	9-5-12	(937,412)
AUD	163,256,798	169,509,533	Bank of Nova Scotia	9-5-12	(840,831)
AUD	10,895,000	10,998,829	State Street Bank &	9-5-12	257,336
			Trust Company
CAD	22,742,034	22,701,172	Canadian Imperial Bank	9-5-12	369,153
			of Commerce
CAD	22,820,154	22,755,301	Royal Bank of Canada	9-5-12	394,271
CAD	22,767,994	22,592,899	State Street Bank &	9-5-12	503,760
			Trust Company

21

John Hancock Income Fund
As of 8-31-12 (Unaudited)
Notes to Portfolio of Investments

CAD	26,916,374	26,657,793	State Street Bank &	9-5-12	647,130
			Trust Company
CAD	28,132,516	28,007,881	Toronto Dominion Bank	9-5-12	530,740
CAD	50,393,982	51,070,668	Royal Bank of Canada	9-5-12	50,772
CAD	33,617,573	34,068,987	Toronto Dominion Bank	9-5-12	33,869
CAD	50,279,232	50,186,387	UBS AG	9-5-12	818,646
CAD	33,818,831	33,573,743	UBS AG	9-5-12	733,277
CAD	40,775,000	40,710,322	Bank of Montreal	9-5-12	653,282
CAD	31,830,000	31,895,650	Royal Bank of Canada	9-5-12	393,829
CAD	22,532,432	21,925,000	Bank of Montreal	9-5-12	932,697
CAD	6,951,551	6,746,000	Bank of Nova Scotia	9-5-12	305,899
CAD	22,392,068	21,915,000	Canadian Imperial Bank	9-5-12	800,306
			of Commerce
CAD	76,813,080	75,635,000	Royal Bank of Canada	9-5-12	2,286,908
CAD	52,116,452	52,792,192	State Street Bank &	9-5-12	76,583
			Trust Company
CHF	21,737,930	22,683,846	Toronto Dominion Bank	9-5-12	85,537
CHF	21,732,912	22,678,610	UBS AG	9-5-12	85,517
EUR	21,755,000	26,668,383	State Street Bank &	9-5-12	695,055
			Trust Company
EUR	22,735,000	27,869,717	Toronto Dominion Bank	9-5-12	726,365
EUR	43,385,000	52,840,746	Bank of Montreal	9-5-12	1,728,904
EUR	109,160,000	133,231,273	State Street Bank &	9-5-12	4,070,168
			Trust Company
EUR	87,315,320	108,640,922	Bank of Montreal	9-5-12	1,184,281
EUR	37,414,680	46,193,695	Bank of Nova Scotia	9-5-12	866,487
EUR	21,715,000	26,677,746	Canadian Imperial Bank	9-5-12	635,379
			of Commerce
EUR	21,925,000	27,742,141	Citibank New York	9-5-12	(164,877)
EUR	260,905,000	316,637,792	State Street Bank &	9-5-12	11,528,499
			Trust Company
GBP	128,826,101	201,468,175	UBS AG	9-5-12	3,088,483
GBP	280,198,311	443,553,926	Bank of Montreal	9-5-12	1,359,251
GBP	21,755,000	33,851,868	State Street Bank &	9-5-12	691,831
			Trust Company
JPY	3,211,370,525	40,920,458	Bank of Montreal	9-5-12	95,834
JPY	2,514,169,290	32,003,711	Royal Bank of Canada	9-5-12	107,781
JPY	5,072,576,697	64,618,811	Bank of Montreal	9-5-12	169,192
NOK	353,744,497	60,780,841	State Street Bank &	9-5-12	258,526
			Trust Company
NZD	14,150,528	11,130,098	Bank of Montreal	9-5-12	238,436
NZD	28,279,514	22,243,251	Bank of Nova Scotia	9-5-12	476,510
NZD	28,159,656	22,765,672	HSBC Bank USA, N.A.	9-5-12	(142,204)
NZD	42,393,811	33,344,852	Standard Chartered Bank	9-5-12	714,335
NZD	64,975,000	52,954,626	Bank of Montreal	9-5-12	(753,712)
NZD	128,426,733	104,434,738	UBS AG	9-5-12	(1,256,702)
NZD	21,500,000	17,433,270	Royal Bank of Canada	9-5-12	(160,171)
NZD	43,825,000	34,534,977	Bank of Montreal	9-5-12	674,028

22

John Hancock Income Fund
As of 8-31-12 (Unaudited)
Notes to Portfolio of Investments

NZD	140,627,142	113,176,724	Bank of Nova Scotia	9-5-12	(196,880)
NZD	120,175,000	94,511,747	Canadian Imperial Bank	9-5-12	2,036,846
			of Commerce
NZD	43,530,000	34,089,649	HSBC Bank USA, N.A.	9-5-12	882,353
NZD	21,885,000	17,334,014	Royal Bank of Scotland	9-5-12	248,394
			PLC
NZD	54,475,000	42,894,432	State Street Bank &	9-5-12	870,782
			Trust Company
NZD	21,575,000	17,394,844	UBS AG	9-5-12	(61,489)
SEK	429,610,307	65,053,045	State Street Bank &	9-5-12	(178,787)
			Trust Company
SGD	82,377,605	65,130,000	HSBC Bank USA, N.A.	9-5-12	957,995
SGD	163,547,303	130,524,584	State Street Bank &	9-5-12	680,634
			Trust Company

		$3,658,563,037			$36,314,289

Sells

AUD	21,700,000	$22,701,172	Canadian Imperial Bank	9-5-12	$281,825
			of Commerce
AUD	21,700,000	22,755,301	Royal Bank of Canada	9-5-12	335,954
AUD	21,745,000	22,592,899	State Street Bank &	9-5-12	127,060
			Trust Company
AUD	43,325,000	45,803,223	UBS AG	9-5-12	1,042,015
AUD	10,880,000	11,130,098	Bank of Montreal	9-5-12	(110,570)
AUD	21,760,000	22,243,251	Bank of Nova Scotia	9-5-12	(238,085)
AUD	21,700,000	22,765,672	HSBC Bank USA, N.A.	9-5-12	346,324
AUD	32,640,000	33,344,852	Standard Chartered Bank	9-5-12	(377,152)
AUD	163,256,798	168,316,126	Bank of Nova Scotia	11-20-12	822,328
AUD	43,910,000	44,210,564	HSBC Bank USA, N.A.	9-5-12	(1,155,037)
AUD	79,966,798	78,611,361	Morgan Stanley &	9-5-12	(4,006,308)
			Company, Inc.
AUD	159,630,000	160,986,982	State Street Bank &	9-5-12	(3,934,695)
			Trust Company
CAD	22,614,004	22,812,113	Canadian Imperial Bank	9-5-12	(128,333)
			of Commerce
CAD	22,617,910	22,812,113	Royal Bank of Canada	9-5-12	(132,296)
CAD	22,660,899	22,348,430	State Street Bank &	9-5-12	(639,589)
			Trust Company
CAD	22,810,000	22,683,846	Toronto Dominion Bank	9-5-12	(455,425)
CAD	22,810,000	22,678,610	UBS AG	9-5-12	(460,662)
CAD	26,827,831	26,668,383	State Street Bank &	9-5-12	(546,719)
			Trust Company
CAD	27,952,114	27,869,717	Toronto Dominion Bank	9-5-12	(485,898)
CAD	83,864,365	84,436,773	UBS AG	9-5-12	(638,209)
CAD	40,775,000	40,920,458	Bank of Montreal	9-5-12	(443,146)
CAD	31,830,000	32,003,711	Royal Bank of Canada	9-5-12	(285,768)
CAD	112,334,762	108,994,471	Bank of Nova Scotia	9-5-12	(4,961,890)

23

John Hancock Income Fund
As of 8-31-12 (Unaudited)
Notes to Portfolio of Investments

CAD	26,029,105	25,485,000	Canadian Imperial Bank	9-5-12	(919,846)
			of Commerce
CAD	63,773,281	62,380,000	Royal Bank of Canada	9-5-12	(2,313,875)
CAD	52,116,452	52,700,372	State Street Bank &	11-20-12	(80,998)
			Trust Company
CAD	18,000,000	17,942,047	Toronto Dominion Bank	9-5-12	(317,790)
CHF	724,446	758,026	Bank of Nova Scotia	9-5-12	(794)
CHF	42,746,396	44,520,772	UBS AG	9-5-12	(253,918)
EUR	21,480,000	27,074,328	Standard Chartered Bank	11-20-12	33,051
EUR	21,755,000	26,657,793	State Street Bank &	9-5-12	(705,644)
			Trust Company
EUR	22,735,000	28,007,881	Toronto Dominion Bank	9-5-12	(588,200)
EUR	87,315,000	109,008,359	Bank of Montreal	9-5-12	(816,442)
EUR	37,005,000	45,937,856	Bank of Nova Scotia	9-5-12	(607,030)
EUR	21,925,000	27,618,703	Citibank New York	9-5-12	41,440
EUR	413,810,000	505,297,888	State Street Bank &	9-5-12	(15,192,302)
			Trust Company
EUR	21,765,000	26,466,675	UBS AG	9-5-12	(909,340)
GBP	58,501,180	91,132,315	UBS AG	9-5-12	(1,758,845)
GBP	12,890,000	20,500,229	UBS AG	11-20-12	37,727
GBP	32,390,000	51,070,668	Royal Bank of Canada	9-5-12	(359,827)
GBP	21,590,000	34,068,987	Toronto Dominion Bank	9-5-12	(212,717)
GBP	54,005,000	83,760,130	UBS AG	9-5-12	(1,991,765)
GBP	34,094,753	52,840,746	Bank of Montreal	9-5-12	(1,296,643)
GBP	85,903,699	133,231,272	State Street Bank &	9-5-12	(3,171,004)
			Trust Company
GBP	33,945,873	52,954,627	Bank of Montreal	9-5-12	(946,363)
GBP	66,948,907	104,434,738	UBS AG	9-5-12	(1,870,153)
GBP	301,843,311	477,285,044	Bank of Montreal	9-5-12	(1,890,693)
GBP	21,755,000	33,999,149	State Street Bank &	9-5-12	(544,550)
			Trust Company
JPY	3,215,294,981	40,710,322	Bank of Montreal	9-5-12	(356,093)
JPY	3,880,725,550	49,328,921	Royal Bank of Canada	9-5-12	(236,511)
JPY	5,072,576,697	64,653,403	Bank of Montreal	11-20-12	(178,238)
JPY	3,702,095,981	46,611,218	UBS AG	9-5-12	(672,721)
NOK	353,744,497	58,320,748	Morgan Stanley &	9-5-12	(2,718,619)
			Company, Inc.
NOK	353,744,497	60,602,055	State Street Bank &	11-20-12	(264,596)
			Trust Company
NZD	42,153,374	34,148,835	Bank of Nova Scotia	9-5-12	282,814
NZD	42,136,094	34,148,835	Canadian Imperial Bank	9-5-12	296,698
			of Commerce
NZD	28,062,223	22,689,512	HSBC Bank USA, N.A.	9-5-12	144,323
NZD	172,112,571	140,368,964	UBS AG	9-5-12	2,093,726
NZD	32,760,000	25,820,449	Bank of Montreal	9-5-12	(498,934)
NZD	140,627,142	112,595,934	Bank of Nova Scotia	11-20-12	196,987
NZD	53,500,000	42,534,375	Canadian Imperial Bank	9-5-12	(447,524)
			of Commerce

24

John Hancock Income Fund
As of 8-31-12 (Unaudited)
Notes to Portfolio of Investments

NZD	262,766,122	202,322,031	Morgan Stanley &	9-5-12	(8,784,270)
			Company, Inc.
NZD	17,460,000	13,712,560	Royal Bank of Canada	9-5-12	(314,804)
NZD	4,377,000	3,489,213	Royal Bank of Scotland	9-5-12	(27,269)
			PLC
NZD	32,720,000	25,570,680	Standard Chartered Bank	9-5-12	(716,568)
NZD	54,475,000	42,818,984	State Street Bank &	9-5-12	(946,230)
			Trust Company
NZD	9,880,000	7,780,401	Toronto Dominion Bank	9-5-12	(157,191)
NZD	21,575,000	17,532,924	UBS AG	9-5-12	199,569
SEK	429,610,307	60,351,241	Morgan Stanley &	9-5-12	(4,523,017)
			Company, Inc.
SEK	429,610,307	64,866,421	State Street Bank &	11-20-12	176,985
			Trust Company
SGD	55,185,836	43,650,000	HSBC Bank USA, N.A.	9-5-12	(622,632)
SGD	26,871,670	21,455,000	HSBC Bank USA, N.A.	11-20-12	(102,327)
SGD	162,527,397	130,250,000	Standard Chartered Bank	9-5-12	(137,001)
SGD	8,042,013	6,435,000	Standard Chartered Bank	11-20-12	(16,675)
SGD	163,547,303	130,525,625	State Street Bank &	11-20-12	(684,855)
			Trust Company
SGD	1,264,585	985,298	UBS AG	9-5-12	(29,211)

		$4,729,102,680			($71,724,981)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar

Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended August 31, 2012, is set forth below:

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Greektown Superholdings, Inc.	8,564	8,564	-	-	$433,595
Common stock
Greektown Superholdings, Inc.	159,488	159,488	-	-	11,286,966
Preferred securities

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

25

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Income Fund.

91Q1 8/12
10/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 19, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 19, 2012